Stock Compensation (Details 2)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Summary of option outstanding and exercisable
Options outstanding	670,740
Options Exercisable	618,380
Range One [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 2.00
Options outstanding	72,000
Options, Weighted Average Remaining Contractual Life	9 years
Options Exercisable, exercise price | $ / shares	$ 2.00
Options Exercisable	36,500
Options Exercisable, Weighted Average Remaining Contractual Life	9 years
Range Two [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 4.00
Options outstanding	337,000
Options, Weighted Average Remaining Contractual Life	8 years
Options Exercisable, exercise price | $ / shares	$ 4.00
Options Exercisable	337,000
Options Exercisable, Weighted Average Remaining Contractual Life	8 years
Range Three [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 8.60
Options outstanding	16,000
Options, Weighted Average Remaining Contractual Life	5 years 2 months 8 days
Options Exercisable, exercise price | $ / shares	$ 8.60
Options Exercisable	16,000
Options Exercisable, Weighted Average Remaining Contractual Life	5 years 2 months 8 days
Range Four [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 10.00
Options outstanding	40
Options, Weighted Average Remaining Contractual Life	3 years 10 months 20 days
Options Exercisable, exercise price | $ / shares	$ 10.00
Options Exercisable	40
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 10 months 20 days
Range Five [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 12.10
Options outstanding	30,000
Options, Weighted Average Remaining Contractual Life	5 years 4 months 6 days
Options Exercisable, exercise price | $ / shares	$ 12.10
Options Exercisable	30,000
Options Exercisable, Weighted Average Remaining Contractual Life	5 years 4 months 6 days
Range Six [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 12.50
Options outstanding	81,700
Options, Weighted Average Remaining Contractual Life	5 years 5 months 1 day
Options Exercisable, exercise price | $ / shares	$ 12.50
Options Exercisable	67,278
Options Exercisable, Weighted Average Remaining Contractual Life	5 years 5 months 1 day
Range Seven [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 13.45
Options outstanding	2,000
Options, Weighted Average Remaining Contractual Life	5 years 5 months 19 days
Options Exercisable, exercise price | $ / shares	$ 13.45
Options Exercisable	1,000
Options Exercisable, Weighted Average Remaining Contractual Life	5 years 5 months 19 days
Range Eight [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 13.50
Options outstanding	12,000
Options, Weighted Average Remaining Contractual Life	5 years 5 months 26 days
Options Exercisable, exercise price | $ / shares	$ 13.50
Options Exercisable	10,562
Options Exercisable, Weighted Average Remaining Contractual Life	5 years 5 months 26 days
Range Nine [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 17.50
Options outstanding	100,000
Options, Weighted Average Remaining Contractual Life	4 years 1 month 9 days
Options Exercisable, exercise price | $ / shares	$ 17.50
Options Exercisable	100,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 1 month 9 days
Range Ten [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 32.00
Options outstanding	15,000
Options, Weighted Average Remaining Contractual Life	1 year 6 months 14 days
Options Exercisable, exercise price | $ / shares	$ 32.00
Options Exercisable	15,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 6 months 14 days
Range Eleven [Member]
Summary of option outstanding and exercisable
Exercise Price | $ / shares	$ 34.50
Options outstanding	5,000
Options, Weighted Average Remaining Contractual Life	1 year 6 months 25 days
Options Exercisable, exercise price | $ / shares	$ 34.50
Options Exercisable	5,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 6 months 25 days